Pensions and Other Post-Employment and Long-term Benefit Plans - Schedule of Key Actuarial Assumptions Used to Determine Benefit Obligations and Obligations for Other Long-term Benefits (Detail)	Dec. 31, 2021	Dec. 31, 2020
Russia [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	8.40%	6.40%
Inflation rates	4.00%	3.90%
Rate of compensation increase	5.00%	4.90%
Germany [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	1.06%	0.84%
Rate of compensation increase	4.00%	4.00%
Austria [member]
Disclosure of fair value of liability asset of pension obligation [line items]
Discount rate	0.80%	0.50%
Rate of compensation increase	2.25%	2.25%